Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 83.8	$ 93.1	$ 102.3
Additions for tax positions of the current year	12.5	4.7	6.2
Additions for tax positions of prior years	2.9	3.0	3.9
Reductions for tax positions of prior years	0.0	(2.2)	(9.7)
Settlements	(5.6)	(0.6)	0.0
Statute of limitations expiration	(2.9)	(8.3)	(9.6)
Foreign currency translation adjustment decrease	(0.5)	(5.9)	0.0
Balance at End of Year	$ 90.2	$ 83.8	$ 93.1